Note 3 - Pending Acquisition (Details) (USD $)					0 Months Ended		0 Months Ended		0 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 13, 2013 Pending Acquisition [Member] Common Stock [Member] Bear State Financial Holdings, LLC [Member]	Jul. 02, 2013 Pending Acquisition [Member] FNSC [Member]	Jul. 02, 2013 Pending Acquisition [Member] Bear State Financial Holdings, LLC [Member]	Aug. 13, 2013 Common Stock [Member] Bear State Financial Holdings, LLC [Member]	Jun. 30, 2013 FNSC [Member]	Aug. 23, 2013 Bear State Financial Holdings, LLC [Member]
Note 3 - Pending Acquisition (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					6,252,400
Payments to Acquire Businesses, Gross (in Dollars)					$ 74,000,000
Number Of Shares To Be Sold In Connection With Merger						2,531,645
Sale of Stock, Price Per Share (in Dollars per share)						$ 7.90
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				177,215
Term Of Warrant							5 years
Investment Warrants, Exercise Price (in Dollars per share)							$ 7.90
Common Stock, Shares Subscribed but Unissued									2,291,593
Shares Remaining To Be Purchased In Private Placement									240,052
Assets (in Dollars)	$ 529,741,000	$ 530,395,000	$ 579,046,000					$ 936,500,000